Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust IV
Entity Central Index Key	0001659326
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000166085 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Ultra-Short Municipal Fund
Class Name	Class I Shares
Trading Symbol	USMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Ultra-Short Municipal Fund (Class I Shares)	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 3.14% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg 1-Year Municipal Bond Index (the "Index") returned 3.49% for the twelve months ended February 28, 2026.
  The Fund’s underweight to effective duration detracted from relative performance as front-end municipal rates rallied for the year.
  The underweight to the IDR/PCR sector also detracted from relative performance as this sector outperformed for the year.
  The overweight to out-of-Index 2-5-year maturity bonds contributed to relative performance as they outperformed for the year.
  The Fund’s underweight to AA-rated bonds also contributed to relative performance as they underperformed on the year.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Municipal Fund (Class I Shares)	May 31, 2016	3.14%	1.99%	16.34%
Bloomberg US Municipal Index		4.96	1.44	2.35
Bloomberg 1-Year Municipal Bond Index		3.49	1.90	1.67

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Apr. 16, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,543,534,000
Holdings Count | Holding	1,016
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,543,534
Total number of portfolio holdings	1,016
Portfolio turnover rate	58%
Total advisory fees paid (000's)	$0

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective April 16, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.25% of the Fund's Class I Shares average daily net assets to 0.18% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective April 16, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.25% of the Fund's Class I Shares average daily net assets to 0.18% of the Fund's Class I Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000166084 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Ultra-Short Municipal Fund
Class Name	Class A Shares
Trading Symbol	USMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Ultra-Short Municipal Fund (Class A Shares)	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 2.92% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg 1-Year Municipal Bond Index (the "Index") returned 3.49% for the twelve months ended February 28, 2026.
  The Fund’s underweight to effective duration detracted from relative performance as front-end municipal rates rallied for the year.
  The underweight to the IDR/PCR sector also detracted from relative performance as this sector outperformed for the year.
  The overweight to out-of-Index 2-5-year maturity bonds contributed to relative performance as they outperformed for the year.
  The Fund’s underweight to AA-rated bonds also contributed to relative performance as they underperformed on the year.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Municipal Fund (Class A Shares)*	May 31, 2016	2.92%	1.77%	14.06%
Bloomberg US Municipal Index		4.96	1.44	2.35
Bloomberg 1-Year Municipal Bond Index		3.49	1.90	1.67
*
Performance of Class A Shares reflects no initial sales charge. Prior to September 15, 2020, the maximum initial sales charge applicable to Class A Shares was 2.25%, which is not reflected in the performance shown in the table above.

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Apr. 16, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,543,534,000
Holdings Count | Holding	1,016
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,543,534
Total number of portfolio holdings	1,016
Portfolio turnover rate	58%
Total advisory fees paid (000's)	$0

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective April 16, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.45% of the Fund's Class A Shares average daily net assets to 0.38% of the Fund's Class A Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective April 16, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.45% of the Fund's Class A Shares average daily net assets to 0.38% of the Fund's Class A Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000198351 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Institutional Tax Free Money Market Fund
Class Name	Agency Shares
Trading Symbol	JOAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Institutional Tax Free Money Market Fund (Agency Shares)	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Net Assets	$ 2,954,314,000
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 2,028,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,954,314
Total number of portfolio holdings	282
Total advisory fees paid (000's)	$2,028

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	100.0

C000198352 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Institutional Tax Free Money Market Fund
Class Name	Capital Shares
Trading Symbol	JOCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Institutional Tax Free Money Market Fund (Capital Shares)	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 2,954,314,000
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 2,028,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,954,314
Total number of portfolio holdings	282
Total advisory fees paid (000's)	$2,028

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	100.0

C000198353 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Institutional Tax Free Money Market Fund
Class Name	IM Shares
Trading Symbol	JOIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Institutional Tax Free Money Market Fund (IM Shares)	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 2,954,314,000
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 2,028,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,954,314
Total number of portfolio holdings	282
Total advisory fees paid (000's)	$2,028

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	100.0

C000198354 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Institutional Tax Free Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JOFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Institutional Tax Free Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 2,954,314,000
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 2,028,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,954,314
Total number of portfolio holdings	282
Total advisory fees paid (000's)	$2,028

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	100.0

C000204674 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Securities Lending Money Market Fund
Class Name	Agency SL Shares
Trading Symbol	VSLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Securities Lending Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Securities Lending Money Market Fund (Agency SL Shares)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Net Assets	$ 3,000,138,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 529,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,000,138
Total number of portfolio holdings	111
Total advisory fees paid (000's)	$529

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	82.9
8–30 calendar days	3.4
31–60 calendar days	6.3
61–90 calendar days	1.8
91–180 calendar days	5.3
181+ calendar days	0.3